Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Cash Flows
Proceeds received from Nacala project finance	$ 2,572
Expense incurred in relation to Brumadinho event	510	$ 730
Amount already been disbursed related to the Brumadinho event	$ 1,319	$ 1,719